Identification and Activities of the Company and Subsidiaries (Details 1) - shares	Dec. 31, 2021	Dec. 31, 2020
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	21.90%	23.77%
The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	23.67%	19.30%
Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	15.75%	17.41%
Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.36%	6.91%
Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.08%	3.34%
Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.78%	2.33%
Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.10%	2.77%
Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.22%	2.65%
Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		3.34%
Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.49%	1.59%
Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.70%
Larran Vial S.A. Corredora de Bolsa [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.32%
AFP Habitat S.A. for Pension Fund C [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.02%
Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		1.10%
Banco de Chile on behalf of Citibank NA New York customers [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		0.73%
Series A Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,556,568	62,556,568
Number of Shares Outstanding, Ownership Percentage	43.80%	43.80%
Series A Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	44,989,231	44,894,152
Number of Shares Outstanding, Ownership Percentage	31.50%	31.43%
Series A Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of Shares Outstanding, Ownership Percentage	12.73%	12.73%
Series A Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of Shares Outstanding, Ownership Percentage	6.16%	6.16%
Series A Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	445	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	23,428	0
Number of Shares Outstanding, Ownership Percentage	0.02%	0.00%
Series A Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		1,418
Number of Shares Outstanding, Ownership Percentage		0.00%
Series A Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,246,226	4,147,263
Number of Shares Outstanding, Ownership Percentage	2.97%	2.90%
Series A Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	67,463
Number of Shares Outstanding, Ownership Percentage	0.05%
Series A Stock [Member] | Larran Vial S.A. Corredora de Bolsa [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	125,726
Number of Shares Outstanding, Ownership Percentage	0.09%
Series A Stock [Member] | AFP Habitat S.A. for Pension Fund C [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		459,202
Number of Shares Outstanding, Ownership Percentage		0.32%
Series A Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		177,463
Number of Shares Outstanding, Ownership Percentage		0.12%
Series B Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	67,603,420	50,792,452
Number of Shares Outstanding, Ownership Percentage	47.34%	42.19%
Series B Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	922,971
Number of Shares Outstanding, Ownership Percentage	0.00%	0.77%
Series B Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,939,865	6,129,339
Number of Shares Outstanding, Ownership Percentage	5.56%	5.09%
Series B Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,856,091	7,294,827
Number of Shares Outstanding, Ownership Percentage	6.20%	6.06%
Series B Stock [Member] | Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	9,178,379	6,971,782
Number of Shares Outstanding, Ownership Percentage	6.43%	5.79%
Series B Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		8,788,517
Number of Shares Outstanding, Ownership Percentage		7.30%
Series B Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	46,500
Number of Shares Outstanding, Ownership Percentage	0.00%	0.04%
Series B Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,795,310
Number of Shares Outstanding, Ownership Percentage	3.36%
Series B Stock [Member] | Larran Vial S.A. Corredora de Bolsa [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	3,653,614
Number of Shares Outstanding, Ownership Percentage	2.56%
Series B Stock [Member] | AFP Habitat S.A. for Pension Fund C [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	2,914,292
Number of Shares Outstanding, Ownership Percentage	2.04%
Series B Stock [Member] | Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		2,426,758
Number of Shares Outstanding, Ownership Percentage		2.02%
Series B Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		1,732,249
Number of Shares Outstanding, Ownership Percentage		1.44%